-------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0578

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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07324
                                   ---------------------------------------------

                         Gardner Lewis Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 285 Wilmington-West Chester Pike        Chadds Ford, Pennsylvania      19317
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 558-2800
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       January 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 90.9%                                   VALUE
--------------------------------------------------------------------------------

               BIOTECHNOLOGY - 1.6%
     3,300     Omrix Biopharmaceuticals, Inc. *                    $     76,758
                                                                   ------------

               COAL - 3.3%
     2,230     CONSOL Energy, Inc.                                      162,790
                                                                   ------------

               COMMERCIAL SERVICES - 4.5%
     6,600     Healthspring, Inc. *                                     136,554
     2,900     Net 1 UEPS Technologies, Inc. *                           83,172
                                                                   ------------
                                                                        219,726
                                                                   ------------
               COMPUTERS - 10.9%
     3,690     Cognizant Technology Solutions Corp. - Class A *         102,951
     8,200     Magma Design Automation, Inc. *                           93,480
     1,660     MICROS Systems, Inc. *                                   102,223
     6,000     NCI, Inc. - Class A *                                     93,000
     3,300     Seagate Technology                                        66,891
     1,700     Sigma Designs, Inc. *                                     76,874
                                                                   ------------
                                                                        535,419
                                                                   ------------
               DISTRIBUTION/WHOLESALE - 3.7%
     6,415     Brightpoint, Inc. *                                       81,599
     5,700     Ingram Micro, Inc. - Class A *                           101,346
                                                                   ------------
                                                                        182,945
                                                                   ------------
               ELECTRICAL COMPONENTS & EQUIPMENT - 2.9%
     1,000     Energizer Holdings, Inc. *                                93,620
    20,530     Power-One, Inc. *                                         47,014
                                                                   ------------
                                                                        140,634
                                                                   ------------
               ENGINEERING & CONSTRUCTION - 4.1%
     4,230     McDermott International, Inc. *                          199,571
                                                                   ------------

               ENTERTAINMENT - 2.6%
     2,900     DreamWorks Animation SKG, Inc. - Class A *                70,905
     2,310     Scientific Games Corp. - Class A *                        54,978
                                                                   ------------
                                                                        125,883
                                                                   ------------
               HEALTH CARE - SERVICES - 5.0%
     4,885     Medical Resources, Inc. *                                      2
     7,500     Skilled Healthcare Group, Inc. - Class A *               104,250
     8,190     Sun Healthcare Group, Inc. *                             141,114
                                                                   ------------
                                                                        245,366
                                                                   ------------
               INSURANCE - 1.5%
     2,000     Hilb Rogal & Hobbs Co.                                    72,360
                                                                   ------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 90.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               INTERNET - 4.5%
     6,180     Chordiant Software, Inc. *                          $     53,890
     1,385     Equinix, Inc. *                                          104,609
     5,800     HLTH Corp. *                                              64,902
                                                                   ------------
                                                                        223,401
                                                                   ------------
               INVESTMENT COMPANIES - 3.1%
     4,260     American Capital Strategies Ltd.                         149,824
                                                                   ------------

               LODGING - 2.6%
     2,495     Orient-Express Hotels Ltd.                               129,116
                                                                   ------------

               MEDIA - 2.2%
     7,180     World Wrestling Entertainment, Inc. - Class A            107,556
                                                                   ------------

               OIL & GAS - 3.1%
     2,950     Range Resources Corp.                                    154,049
                                                                   ------------

               PACKAGING & CONTAINERS - 4.9%
     5,100     Crown Holdings, Inc. *                                   125,052
     4,100     Pactiv Corp. *                                           117,301
                                                                   ------------
                                                                        242,353
                                                                   ------------
               RETAIL - 7.8%
     3,800     Dick's Sporting Goods, Inc. *                            123,690
     6,990     FGX International Holdings Ltd. *                         70,599
     6,340     First Cash Financial Services, Inc. *                     63,463
     3,900     TJX Cos., Inc. (The)                                     123,084
                                                                   ------------
                                                                        380,836
                                                                   ------------
               SEMICONDUCTORS - 10.7%
     9,300     ANADIGICS, Inc. *                                         92,907
    22,125     Kopin Corp. *                                             74,561
     3,250     MEMC Electronic Materials, Inc. *                        232,245
     4,500     SiRF Technology Holdings, Inc. *                          68,895
     5,920     Spreadtrum Communications, Inc. - ADR *                   56,240
                                                                   ------------
                                                                        524,848
                                                                   ------------
               SOFTWARE - 8.9%
     6,133     Activision, Inc. *                                       158,661
     3,400     BMC Software, Inc. *                                     108,936
    14,400     Convera Corp. - Class A *                                 30,528
     9,100     Phoenix Technologies Ltd. *                              138,320
                                                                   ------------
                                                                        436,445
                                                                   ------------
               TELECOMMUNICATIONS - 3.0%
     6,530     Arris Group, Inc. *                                       57,399
    22,150     Sonus Networks, Inc. *                                    90,594
                                                                   ------------
                                                                        147,993
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $4,051,430)               $  4,457,873
                                                                   ------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     MONEY MARKET FUNDS - 9.5%                               VALUE
--------------------------------------------------------------------------------

    47,365     Evergreen Institutional Money Market -
                 Class I, 4.23% (a)                                $     47,365
   140,000     Evergreen Institutional Treasury Money
                 Market - Class I, 2.17% (a)                            140,000
   139,945     Fidelity Institutional Money Market Government
                 Portfolio - Class I, 3.86% (a)                         139,945
   136,899     Fidelity Money Market Portfolio - Select
                 Class, 4.29% (a)                                       136,899
                                                                   ------------
               TOTAL MONEY MARKET FUNDS (Cost $464,209)            $    464,209
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 100.4%
                 (Cost $4,515,639)                                 $  4,922,082

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)           (18,741)
                                                                   ------------

               NET ASSETS - 100.0%                                 $  4,903,341
                                                                   ============

*     Non-income producing security.

ADR - American Depositary Receipt

(a)   The rate shown is the effective dividend rate at January 31, 2008.

See accompanying notes to schedule of investments.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The Chesapeake Aggressive Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or
(iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2008:

            Tax cost of portfolio investments          $  4,525,491
                                                       ============

            Gross unrealized appreciation              $  1,082,938
            Gross unrealized depreciation                  (686,347)
                                                       ------------

            Net unrealized appreciation                $    396,591
                                                       ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 99.9%                                   VALUE
--------------------------------------------------------------------------------

               BANKS - 2.0%
   425,780     Bank of America Corp.                               $ 18,883,343
                                                                   ------------

               CHEMICALS - 4.4%
   367,629     Monsanto Co.                                          41,336,205
                                                                   ------------

               COMPUTERS - 5.9%
   146,280     Apple, Inc. *                                         19,800,461
   314,300     Hewlett-Packard Co.                                   13,750,625
   545,545     NCR Corp. *                                           11,718,307
   437,745     Teradata Corp. *                                      10,427,086
                                                                   ------------
                                                                     55,696,479
                                                                   ------------
               COSMETICS/PERSONAL CARE - 1.0%
   147,095     Procter & Gamble Co. (The)                             9,700,915
                                                                   ------------

               DIVERSIFIED FINANCIAL SERVICES - 5.9%
   331,100     American Express Co.                                  16,329,852
    31,184     CME Group, Inc.                                       19,299,777
    99,506     Goldman Sachs Group, Inc. (The)                       19,977,820
                                                                   ------------
                                                                     55,607,449
                                                                   ------------
               ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
    99,780     Energizer Holdings, Inc. *                             9,341,404
                                                                   ------------

               ENGINEERING & CONSTRUCTION - 2.1%
   425,115     McDermott International, Inc. *                       20,056,926
                                                                   ------------

               HEALTH CARE - PRODUCTS - 5.8%
   151,905     Alcon, Inc.                                           21,570,510
   390,160     Baxter International, Inc.                            23,698,318
   792,525     Boston Scientific Corp. *                              9,613,328
                                                                   ------------
                                                                     54,882,156
                                                                   ------------
               HEALTH CARE - SERVICES - 7.1%
   526,275     Humana, Inc. *                                        42,259,882
   383,275     McKesson Corp.                                        24,065,837
                                                                   ------------
                                                                     66,325,719
                                                                   ------------
               INSURANCE - 3.7%
   452,725     CIGNA Corp.                                           22,255,961
   209,450     MetLife, Inc.                                         12,351,267
                                                                   ------------
                                                                     34,607,228
                                                                   ------------
               INTERNET - 3.7%
    61,051     Google, Inc. - Class A *                              34,451,079
                                                                   ------------

               INVESTMENT COMPANIES - 2.1%
   551,500     American Capital Strategies Ltd.                      19,396,255
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               LODGING - 3.2%
   257,056     Wynn Resorts Ltd. *                                 $ 29,556,299
                                                                   ------------

               MEDIA - 1.4%
   718,581     Comcast Corp. - Class A Special *                     12,927,272
                                                                   ------------

               METAL FABRICATE/HARDWARE - 1.7%
   138,300     Precision Castparts Corp.                             15,738,540
                                                                   ------------

               MISCELLANEOUS MANUFACTURING - 4.0%
   238,355     Danaher Corp.                                         17,745,530
   336,700     Honeywell International, Inc.                         19,888,869
                                                                   ------------
                                                                     37,634,399
                                                                   ------------
               OIL & GAS SERVICES - 4.6%
   286,540     National-Oilwell Varco, Inc. *                        17,258,304
   137,750     Transocean, Inc. *                                    16,888,150
   150,150     Weatherford International Ltd. *                       9,280,772
                                                                   ------------
                                                                     43,427,226
                                                                   ------------
               PHARMACEUTICALS - 6.5%
   326,510     Abbott Laboratories                                   18,382,513
   455,445     Gilead Sciences, Inc. *                               20,809,282
   466,285     Teva Pharmaceutical Industries Ltd. - ADR             21,467,761
                                                                   ------------
                                                                     60,659,556
                                                                   ------------
               REAL ESTATE - 1.1%
   531,350     CB Richard Ellis Group, Inc. *                        10,313,504
                                                                   ------------

               RETAIL - 9.8%
   474,330     Best Buy Co., Inc.                                    23,152,047
   496,495     Coach, Inc.*                                          15,912,665
   681,250     CVS Caremark Corp.                                    26,616,438
   128,600     Nordstrom, Inc.                                        5,002,540
   678,650     TJX Cos., Inc. (The)                                  21,418,194
                                                                   ------------
                                                                     92,101,884
                                                                   ------------
               SEMICONDUCTORS - 5.6%
   384,979     Broadcom Corp. - Class A *                             8,500,336
   580,400     Intel Corp.                                           12,304,480
   450,545     MEMC Electronic Materials, Inc. *                     32,195,946
                                                                   ------------
                                                                     53,000,762
                                                                   ------------
               SOFTWARE - 8.8%
   594,500     Activision, Inc. *                                    15,379,715
   529,295     Adobe Systems, Inc. *                                 18,488,274
   787,590     Microsoft Corp.                                       25,675,434
 1,107,000     Oracle Corp. *                                        22,748,850
                                                                   ------------
                                                                     82,292,273
                                                                   ------------

THE CHESAPEAKE CORE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.9% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               TELECOMMUNICATIONS - 8.5%
   394,210     America Movil SAB de C.V. Series L - ADR            $ 23,617,121
   375,800     AT&T, Inc.                                            14,464,542
 1,112,074     Corning, Inc.                                         26,767,621
   138,946     Millicom International Cellular S.A. *                14,719,939
                                                                   ------------
                                                                     79,569,223
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $837,706,786)             $937,506,096
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 0.6%                               VALUE
--------------------------------------------------------------------------------

 5,922,406     Evergreen Institutional Money Market - Class I,
                 4.23% (a) (Cost $5,922,406)                       $  5,922,406
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 100.5%
                 (Cost $843,629,192)                               $943,428,502

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%)        (5,181,769)
                                                                   ------------

               NET ASSETS - 100.0%                                 $938,246,733
                                                                   ============

*     Non-income producing security.

ADR - American Depositary Receipt

(a)   The rate shown is the effective dividend rate at January 31, 2008.

See accompanying notes to schedule of investments.

THE CHESAPEAKE CORE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The Chesapeake Core Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or
(iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2008:

            Tax cost of portfolio investments        $ 846,992,910
                                                     =============

            Gross unrealized appreciation            $ 147,034,592
            Gross unrealized depreciation              (50,599,000)
                                                     -------------

            Net unrealized appreciation              $  96,435,592
                                                     =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 99.2%                                   VALUE
--------------------------------------------------------------------------------

               BANKS - 1.8%
     2,500     Northern Trust Corp.                                $    183,400
                                                                   ------------

               CHEMICALS - 3.3%
     3,065     Monsanto Co.                                             344,629
                                                                   ------------

               COAL - 2.3%
     3,300     CONSOL Energy, Inc.                                      240,900
                                                                   ------------

               COMMERCIAL SERVICES - 1.7%
     6,300     Net 1 UEPS Technologies, Inc. *                          180,684
                                                                   ------------

               COMPUTERS - 6.7%
     1,200     Apple, Inc. *                                            162,432
     2,400     MICROS Systems, Inc. *                                   147,792
     6,500     Seagate Technology                                       131,755
     2,900     Sigma Designs, Inc. *                                    131,138
     4,900     Teradata Corp. *                                         116,718
                                                                   ------------
                                                                        689,835
                                                                   ------------
               DISTRIBUTION/WHOLESALE - 2.5%
     7,100     Brightpoint, Inc. *                                       90,312
     9,300     Ingram Micro, Inc. - Class A *                           165,354
                                                                   ------------
                                                                        255,666
                                                                   ------------
               DIVERSIFIED FINANCIAL SERVICES - 2.0%
       327     CME Group, Inc.                                          202,380
                                                                   ------------

               ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
     2,000     Energizer Holdings, Inc. *                               187,240
                                                                   ------------

               ENGINEERING & CONSTRUCTION - 3.4%
     2,400     Foster Wheeler Ltd. *                                    164,328
     3,900     McDermott International, Inc. *                          184,002
                                                                   ------------
                                                                        348,330
                                                                   ------------
               ENTERTAINMENT - 2.4%
     6,900     DreamWorks Animation SKG, Inc. - Class A *               168,705
     3,400     Scientific Games Corp. - Class A *                        80,920
                                                                   ------------
                                                                        249,625
                                                                   ------------
               HEALTH CARE - PRODUCTS - 2.9%
     1,300     Alcon, Inc.                                              184,600
     9,850     Boston Scientific Corp. *                                119,480
                                                                   ------------
                                                                        304,080
                                                                   ------------
               HEALTH CARE - SERVICES - 5.2%
     4,500     Humana, Inc. *                                           361,350
    10,000     Sun Healthcare Group, Inc. *                             172,300
                                                                   ------------
                                                                        533,650
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.2% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               INSURANCE - 4.7%
     2,800     Assurant, Inc.                                      $    181,692
     2,165     CIGNA Corp.                                              106,431
     5,500     Hilb Rogal & Hobbs Co.                                   198,990
                                                                   ------------
                                                                        487,113
                                                                   ------------
               INTERNET - 3.9%
     1,700     Equinix, Inc. *                                          128,401
       480     Google, Inc. - Class A *                                 270,864
                                                                   ------------
                                                                        399,265
                                                                   ------------
               INVESTMENT COMPANIES - 2.9%
     8,500     American Capital Strategies Ltd.                         298,945
                                                                   ------------

               LODGING - 4.9%
     3,300     Orient-Express Hotels Ltd. - Class A                     170,775
     2,920     Wynn Resorts Ltd. *                                      335,742
                                                                   ------------
                                                                        506,517
                                                                   ------------
               MEDIA - 1.9%
     8,900     DIRECTV Group, Inc. (The) *                              200,962
                                                                   ------------

               METAL FABRICATE/HARDWARE - 1.5%
     1,355     Precision Castparts Corp.                                154,199
                                                                   ------------

               MISCELLANEOUS MANUFACTURING - 2.9%
     2,000     Danaher Corp.                                            148,900
     2,700     Textron, Inc.                                            151,335
                                                                   ------------
                                                                        300,235
                                                                   ------------
               OIL & GAS - 1.9%
     3,700     Range Resources Corp.                                    193,214
                                                                   ------------

               OIL & GAS SERVICES - 1.0%
     1,655     Weatherford International Ltd. *                         102,295
                                                                   ------------

               PACKAGING & CONTAINERS - 4.5%
     9,000     Crown Holdings, Inc. *                                   220,680
     8,600     Pactiv Corp. *                                           246,046
                                                                   ------------
                                                                        466,726
                                                                   ------------
               PHARMACEUTICALS - 3.3%
     3,000     Abbott Laboratories                                      168,900
     3,800     Teva Pharmaceutical Industries Ltd. - ADR                174,952
                                                                   ------------
                                                                        343,852
                                                                   ------------
               REAL ESTATE - 1.6%
     8,700     CB Richard Ellis Group, Inc. - Class A *                 168,867
                                                                   ------------

THE CHESAPEAKE GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 99.2% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------

               RETAIL - 7.7%
     4,365     Best Buy Co., Inc.                                  $    213,056
     8,000     Dick's Sporting Goods, Inc. *                            260,400
     7,700     First Cash Financial Services, Inc. *                     77,077
     7,800     TJX Cos., Inc. (The)                                     246,168
                                                                   ------------
                                                                        796,701
                                                                   ------------
               SEMICONDUCTORS - 7.4%
    20,800     ANADIGICS, Inc. *                                        207,792
     6,350     Broadcom Corp. - Class A *                               140,208
     3,800     MEMC Electronic Materials, Inc. *                        271,548
     9,400     SiRF Technology Holdings, Inc. *                         143,914
                                                                   ------------
                                                                        763,462
                                                                   ------------
               SOFTWARE - 5.7%
    10,100     Activision, Inc. *                                       261,287
     6,300     BMC Software, Inc. *                                     201,852
     8,400     Phoenix Technologies Ltd. *                              127,680
                                                                   ------------
                                                                        590,819
                                                                   ------------
               TELECOMMUNICATIONS - 7.4%
    11,700     Arris Group, Inc. *                                      102,843
     9,500     Corning, Inc.                                            228,665
     2,600     Millicom International Cellular S.A. *                   275,444
    38,100     Sonus Networks, Inc. *                                   155,829
                                                                   ------------
                                                                        762,781
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $9,549,885)               $ 10,256,372
                                                                   ------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 1.1%                               VALUE
--------------------------------------------------------------------------------

   102,000     Evergreen Institutional Money Market -
                 Class I, 4.23% (a)                                $    102,000
     9,481     Evergreen Institutional Treasury Money
                 Market - Class I, 2.17% (a)                              9,481
                                                                   ------------
               TOTAL MONEY MARKET FUNDS (Cost $111,481)            $    111,481
                                                                   ------------

               TOTAL INVESTMENT SECURITIES AT VALUE - 100.3%
                 (Cost $9,661,366)                                 $ 10,367,853

               LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)           (28,832)
                                                                   ------------

               NET ASSETS - 100.0%                                 $ 10,339,021
                                                                   ============

*     Non-income producing security.

ADR - American Depositary Receipt

(a)   The rate shown is the effective dividend rate at January 31, 2008.

See accompanying notes to schedule of investments.

THE CHESAPEAKE GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The Chesapeake Growth Fund's (the "Fund") investments in securities are carried at value. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sales price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2008:

            Tax cost of portfolio investments           $ 9,716,623
                                                        ===========

            Gross unrealized appreciation               $ 1,695,060
            Gross unrealized depreciation                (1,043,830)
                                                        -----------

            Net unrealized appreciation                 $   651,230
                                                        ===========

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gardner Lewis Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*          /s/ W. Whitfield Gardner
                           -----------------------------------------------------
                                   W. Whitfield Gardner, Chairman

Date          March 28, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ W. Whitfield Gardner
                           -----------------------------------------------------
                                   W. Whitfield Gardner, Chairman

Date          March 28, 2008
      -----------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer

Date         March 28, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.